Business segment information - Summary of components of segment profit or loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Operating income (loss)	¥ 1,407,163	¥ 1,208,831	¥ 1,302,389
Financial income	139,024	125,597	31,058
Financial expenses	(72,461)	(65,766)	(58,951)
Income before income taxes	1,473,726	1,268,662	1,274,496
Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	1,453,963	1,265,664	1,359,010
Corporate and elimination [member]
Disclosure of operating segments [line items]
Operating income (loss)	(46,800)	(56,833)	(56,621)
Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	414,819	290,184	250,006
Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	357,255	301,662	263,107
Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	117,284	117,702	119,255
Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	190,926	187,399	179,461
Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	261,147	193,541	212,214
Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	130,528	173,576	318,118
All Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	¥ (17,996)	¥ 1,600	¥ 16,849